UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Philadelphia Financial Management of San Francisco, LLC
Address: 450 Sansome Street, Suite 1500
         San Francisco, CA  94111

13F File Number:  028-11642

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Rachael Clarke
Title:     Chief Compliance Officer
Phone:     415-352-4463

Signature, Place, and Date of Signing:

 /s/   Rachael Clarke     San Francisco, CA     November 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         4

Form 13F Information Table Entry Total:    28

Form 13F Information Table Value Total:    $317,453 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

1    028-                          Boathouse Row I, LP
2    028-                          Boathouse Row II, LP
3    028-                          Boathouse Row Offshore, Ltd
4    028-                          Boathouse Row Offshore Regatta Ltd.

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICA FIRST TAX EX IVS L P   BEN UNIT CTF     02364V107     3684   614059 SH       SOLE    1  2  3        614059        0        0
AMERICAN EQTY INVT LIFE HLD    COM              025676206    12769  1097919 SH       SOLE    1  2  3  4    1097919        0        0
AMERICAN INTL GROUP INC        COM NEW          026874784    13730   418712 SH       SOLE    1  2  3  4     418712        0        0
ASSURED GUARANTY LTD           COM              G0585R106    13735  1008420 SH       SOLE    1  2  3  4    1008420        0        0
EATON VANCE CORP               COM NON VTG      278265103     9231   318764 SH       SOLE    1  2  3  4     318764        0        0
ENCORE CAP GROUP INC           COM              292554102    16518   584485 SH       SOLE    1  2  3  4     584485        0        0
ENVESTNET INC                  COM              29404K106     8901   760785 SH       SOLE    1  2  3        760785        0        0
EVERCORE PARTNERS INC          CLASS A          29977A105     5043   186779 SH       SOLE    1  2  3  4     186779        0        0
FEDERAL AGRIC MTG CORP         CL C             313148306    15917   618357 SH       SOLE    1  2  3        618357        0        0
FEDERATED INVS INC PA          CL B             314211103     6384   308550 SH       SOLE    1  2  3  4     308550        0        0
FIDELITY NATIONAL FINANCIAL    CL A             31620R105    12814   599046 SH       SOLE    1  2  3  4     599046        0        0
FORTEGRA FINL CORP             COM              34954W104     9039  1139887 SH       SOLE    1  2  3       1139887        0        0
HARTFORD FINL SVCS GROUP INC   COM              416515104    13330   685691 SH       SOLE    1  2  3  4     685691        0        0
ISTAR FINL INC                 COM              45031U101     2608   315000 SH       SOLE    1  2  3  4     315000        0        0
LENDER PROCESSING SVCS INC     COM              52602E102     8930   320192 SH       SOLE    1  2  3  4     320192        0        0
META FINL GROUP INC            COM              59100U108     9002   371223 SH       SOLE    1  2  3        371223        0        0
METROCORP BANCSHARES INC       COM              591650106    11302  1067265 SH       SOLE    1  2  3       1067265        0        0
NATIONSTAR MTG HLDGS INC       COM              63861C109    17017   512861 SH       SOLE    1  2  3  4     512861        0        0
NELNET INC                     CL A             64031N108    22139   932548 SH       SOLE    1  2  3  4     932548        0        0
PHH CORP                       COM NEW          693320202    15692   771091 SH       SOLE    1  2  3  4     771091        0        0
PORTFOLIO RECOVERY ASSOCS IN   COM              73640Q105    12609   120744 SH       SOLE    1  2  3  4     120744        0        0
PRUDENTIAL FINL INC            COM              744320102     6480   118884 SH       SOLE    1  2  3  4     118884        0        0
RAYMOND JAMES FINANCIAL INC    COM              754730109     9606   262108 SH       SOLE    1  2  3  4     262108        0        0
SEACUBE CONTAINER LEASING LT   SHS              G79978105    13986   745909 SH       SOLE    1  2  3  4     745909        0        0
SLM CORP                       COM              78442P106    11381   723999 SH       SOLE    1  2  3  4     723999        0        0
TAL INTL GROUP INC             COM              874083108    15178   446663 SH       SOLE    1  2  3  4     446663        0        0
TEXTAINER GROUP HOLDINGS LTD   SHS              G8766E109    12695   415559 SH       SOLE    1  2  3  4     415559        0        0
TOWER GROUP INC                COM              891777104     7733   398596 SH       SOLE    1  2  3  4     398596        0        0